SCHEDULE OF MATURITIES OF LEASE LIABILITIES (Details)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 CNY (¥)
Lease
2022 (excluding the six months ended June 30, 2022)	$ 418,055
2023	847,673	$ 912,635
2024	131,146	959,650
2025	54,778	142,251
2026	23,100	52,176
2026		24,280
Total lease payments	1,474,752	2,090,992
Less: imputed interest	(60,122)	(104,052)
Total lease liabilities	1,414,630	1,986,940	$ 100,030	$ 207,049	¥ 1,389,731
Less: current portion	(799,839)	(848,230)	(70,780)
Lease liabilities – non-current portion	$ 614,791	$ 1,138,710	$ 29,250